Income Taxes (Details) - Schedule of Income Tax Rate	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Income Tax Rate [Abstract]
U.S. statutory rate	21.00%	21.00%
State income tax, net of federal benefit	11.50%	9.20%
Permanent difference	4.50%	0.30%
Change in valuation allowance	12.50%	14.10%
Effective tax rate	49.50%	44.60%